Debt (Details) - Schedule of Total Maturity - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Total Maturity [Abstract]
2025 (October 1, 2024 till March 31, 2025)	$ 3,663,830
2026		$ 5,049,483
2027
2028
2029
Thereafter
Total	$ 3,663,830